Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2017	Jun. 30, 2017	Jun. 30, 2016
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Series A Preferred stock, shares issued	125,000	125,000	2,500,000
Series A Preferred stock, shares outstanding	125,000	125,000	2,500,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	195,000,000	195,000,000	195,000,000
Common stock, shares issued	1,834,510	832,235	16,641,822
Common stock, shares outstanding	1,834,510	832,235	16,641,822